SHAREHOLDERS' DEFICIT (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	7,187,500	7,187,500	0
Ordinary shares, shares outstanding	7,187,500	7,187,500	0
Common Class A Not Subject To Redemption [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued		7,187,500	0
Ordinary shares, shares outstanding		7,187,500	0
Ordinary shares subject to possible redemption, shares issued		1,803,729	28,750,000
Ordinary shares subject to possible redemption, shares outstanding		1,803,729	28,750,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	0	0	7,187,500
Ordinary shares, shares outstanding	0	0	7,187,500
Common stock voting rights		one
Ratio to be applied to the stock in the conversion	20.00%	20.00%